Financial Assets and Financial Liabilities - Summary of Marketable securities (Detail) - EUR (€) € in Thousands	Sep. 30, 2022	Dec. 31, 2021
Disclosure Detailed Information About Marketable Securities [Line Items]
Non-current financial marketable securities	€ 15,338	€ 107,561
Current financial marketable securities	311,480	235,797
Financial assets	945,554	804,101
Financial assets at amortised cost, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	326,818	343,358
Non-current financial marketable securities	15,338	107,561
Current financial marketable securities	311,480	235,797
Financial assets	326,818	343,358
Financial assets at amortised cost, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	205,504	144,307
Financial assets at amortised cost, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	118,865	196,909
Financial assets at amortised cost, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,449	2,142
Financial assets at amortised cost, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	259,768	323,176
Financial assets at amortised cost, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	12,901	17,975
Financial assets at amortised cost, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	54,149	2,207
Financial assets at amortised cost, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	54,149
Financial assets at amortised cost, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	124,376	95,408
Financial assets at amortised cost, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at amortised cost, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	134,960	226,771
Financial assets at amortised cost, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	13,333	18,972
Financial assets at fair value, class [member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	322,843	342,731
Non-current financial marketable securities	14,700	107,175
Current financial marketable securities	308,143	235,556
Financial assets	322,843	342,731
Financial assets at fair value, class [member] | High Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	203,120	144,030
Financial assets at fair value, class [member] | Upper Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	117,278	196,566
Financial assets at fair value, class [member] | Lower Medium Grade [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	2,445	2,135
Financial assets at fair value, class [member] | Fixed interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	255,884	322,556
Financial assets at fair value, class [member] | Floating interest rate [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	12,891	17,968
Financial assets at fair value, class [member] | Zero Coupon [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial assets	54,068	2,207
Financial assets at fair value, class [member] | US Treasury bills [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	54,068
Financial assets at fair value, class [member] | US Government Bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	122,435	95,211
Financial assets at fair value, class [member] | Commercial papers [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	0	2,207
Financial assets at fair value, class [member] | Corporate bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	133,196	226,379
Financial assets at fair value, class [member] | Agency bonds [Member]
Disclosure Detailed Information About Marketable Securities [Line Items]
Financial marketable securities	€ 13,144	€ 18,934